QUAKER ENHANCED STOCK MARKET FUND
                    Performance Update - $25,000 Investment
                     For the period from November 25, 1996
                 (commencement of operations) to June 30, 1997

------------------------------------------
            Quaker Enhanced
           Stock Market Fund       S&P 500
------------------------------------------
11/25/96          25000             25000
11/30/96          25000             24943
12/31/96          25393             24515
1/31/97           26621             26047
2/28/97           26746             26251
3/31/97           25518             25173
4/30/97           26997             26675
5/31/97           28551             28299
6/30/97           29761             29639


This graph depicts the performance of the Quaker Enhanced Stock Market Fund versus the S & P 500 Total Return Index. It is important to note that the Quaker Enhanced Stock Market Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

         Total Return

-------------------------------
  Commencement of operations
       through 6/30/97
-------------------------------

            19.04%

-------------------------------


The graph assumes an initial $25,000 investment at November 25, 1996. All dividends and distributions are reinvested.

At June 30, 1997, the Fund would have grown to $29,761- total investment return of 19.04% since November 25, 1996.

At June 30, 1997, a similar investment in the S & P 500 Total Return Index would have grown to $29,639 - total investment return of 18.56% since November 25, 1996.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                                  July 31, 1997


Dear Shareholder:

The Quaker Family of Funds reached the end of its first fiscal year on June 30, 1997. Substantial progress was achieved during this initial business period. Each of the six mutual funds in the Quaker Family opened for business on November 25, 1996. Since then, many new investors have joined the Quaker Family and the assets under management are growing steadily.

Our management philosophy remains very straightforward. We have chosen seasoned investment professionals to manage each of the Quaker Funds. Each manager has a clearly defined investment strategy unique to a particular mutual fund, and will stick with that discipline in the future. The fees paid by our investors have been set at competitive levels, and we will make every effort to reduce them as assets grow in the future. And most important of all, we are dedicated to providing each of our shareholders with quality service at all times.

Financial markets have been very favorable during the life of the Quaker Family of Funds. Domestic equity markets have shown particular strength during the first half of 1997, while fixed income results have been modestly positive. The Quaker Enhanced Stock Market Fund, managed by John Dorian of Fiduciary Asset Management, has outperformed the S&P 500 Index from the inception of the Fund on November 25, 1996 through June 30, 1997. During that period, the Fund returned 19.0% while the Index grew by 18.6%. For three months ending with June, the Fund returned 16.6% compared with 17.7% for the Index.

We appreciate your investment in the Quaker Family of Funds and we will work hard to earn your continued support.


Sincerely,

/s/ Peter F. Waitneight
Peter F. Waitneight
President

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.87%

   Advertising - 0.63%
      Gannett Company, Inc.                          50                   $4,937
                                                     --                   ------

   Aerospace & Defense - 2.81%
      The Boeing Company                             20                    1,061
      Lockheed Martin Corporation                    50                    5,178
      United Technologies Corporation               190                   15,770
                                                    ---                   ------
                                                                          22,009
    Agriculture - 0.70%
      Deere & Company                               100                    5,488

   Auto Parts - Original Equipment - 1.20%
      Cummins Engine Company                         50                    3,528
      Federal-Mogul Corporation                      50                    1,750
      Honeywell, Inc.                                30                    2,276
      PACCAR Inc.                                    40                    1,858
                                                     --                    -----
                                                                           9,412
   Auto & Trucks - 2.73%
      Arvin Industries, Inc.                         40                    1,090
      Borg-Warner Automotive, Inc.                   30                    1,621
      Chrysler Corporation                          180                    5,917
      Ford Motor Company                            130                    4,940
      General Motors Corporation                     90                    5,011
   (a)Navistar International Corporation            160                    2,760
                                                    ---                    -----
                                                                          21,339
   Beverages - 5.07%
      The Coca-Cola Company                         380                   26,528
      PepsiCo, Inc.                                 350                   13,169
                                                    ---                   ------
                                                                          39,697
   Building Materials - 0.19%
      Lowe's Companies, Inc.                         40                    1,490

   Chemicals - 3.88%
      Air Products and Chemicals, Inc.               30                    2,438
      Dow Chemical Company                          100                    8,744
      E.I. du Pont de Nemours and Company           220                   13,833
      Monsanto Company                               50                    2,153
      Rohm & Haas Company                            20                    1,801
      Union Carbide Corporation                      30                    1,412
                                                     --                    -----
                                                                          30,381



                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Commercial Services - 0.52%
      Dun & Bradstreet Corporation                   90                   $2,363
      Ogden Corporation                              80                    1,740
                                                     --                    -----
                                                                           4,103
   Computers - 4.37%
   (a)Applied Magnetics Corporation                  10                      226
   (a)Compaq Computer Corporation                    40                    3,970
   (a)Data General Corporation                       30                      780
   (a)Dell Computer Corporation                      20                    2,348
   (a)Gateway 2000, Inc.                             20                      648
      International Business Machines Corp          140                   12,626
      Quantum Corporation                           200                    4,075
   (a)Seagate Technology, Inc.                       30                    1,057
   (a)Stratus Computer, Inc.                         60                    3,000
   (a)Sun Microsystems, Inc.                         70                    2,605
   (a)Tandem Computers, Inc.                        140                    2,835
                                                    ---                    -----
                                                                          34,170
   Computer Software & Services - 2.77%
      Adobe Systems, Inc.                            20                      701
   (a)Microsoft Corporation                         150                   18,956
   (a)Oracle Corporation                             40                    2,015
                                                     --                    -----
                                                                          21,672
   Cosmetics & Personal Care - 1.32%
      Alberto-Culver Company                        180                    5,040
      Avon Products, Inc.                            60                    4,253
   (a)Blythe Industries, Inc.                        30                    1,003
                                                     --                    -----
                                                                          10,296
   Electrical Equipment - 0.87%
      GPU, Inc.                                      20                      718
   (a)Niagara Mohawk Power Corporation              400                    3,425
      Public Service Company of New Mexico          150                    2,681
                                                    ---                    -----
                                                                           6,824
   Electronics - 3.17%
      General Electric Company                      300                   19,613
      Motorola, Inc.                                 60                    4,560
   (a)National Semiconductor Corporation             20                      613
                                                     --                      ---
                                                                          24,786
   Electronics - Semiconductor - 2.11%
   (a)Applied Materials, Inc.                        30                    2,124
      Intel Corporation                              90                   12,763
      Micron Technology, Inc.                        40                    1,598
                                                     --                    -----
                                                                          16,485

                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Entertainment - 2.90%
      King World Productions, Inc.                   40                   $1,400
      The Walt Disney Company                       270                   21,296
                                                    ---                   ------
                                                                          22,696
   Financial - Banks, Commercial - 5.39%
      AmSouth Bancorporation                        315                   11,970
      BankAmerica Corporation                        20                    1,290
      Citicorp                                       30                    3,617
      First of America Bank Corporation              70                    3,220
      First Union Corporation                        50                    4,650
      NationsBank Corporation                        50                    3,225
      Norwest Corporation                            30                    1,688
      State Street Corporation                       20                      941
      SunTrust Banks, Inc.                           20                    1,101
      Wachovia Corporation                          180                   10,496
                                                    ---                   ------
                                                                          42,198
   Financial - Banks, Money Center - 0.27%
      J.P. Morgan & Company Incorporated             10                    1,044
      Republic New York Corporation                  10                    1,075
                                                     --                    -----
                                                                           2,119
   Financial - Commodities Trading - 0.40%
      Countrywide Credit Industries, Inc.           100                    3,106

   Financial - Savings/Loans/Thrift - 0.99%
      H.F. Ahmanson & Company                       150                    6,450
      Student Loan Marketing Association             10                    1,270
                                                     --                    -----
                                                                           7,720
   Financial - Securities Brokers - 3.12%
      Bear Stearns Companies, Inc.                  150                    5,128
      Franklin Resources, Inc.                       20                    1,451
      Lehman Brothers Holdings, Inc.                 40                    1,620
      Merrill Lynch & Company, Inc.                 160                    9,540
      Salomon, Inc.                                 120                    6,645
                                                    ---                    -----
                                                                          24,384
   Financial Services - 0.38%
      American Express Company                       40                    2,980








                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Food - Processing - 1.72%
      Campbell Soup Company                          50                   $2,444
      Dean Foods Company                             30                    1,211
      Heinz (H.J.) Company                           40                    1,845
      Philip Morris Companies Inc.                  180                    7,976
                                                    ---                    -----
                                                                          13,476
   Food - Wholesale - 0.81%
      Fleming Companies, Inc.                        30                      540
      Quaker Oats Company                            20                      888
      Ralston-Ralston Purina Group                   60                    4,931
                                                     --                    -----
                                                                           6,359
   Foreign Securities - 2.52%
      British Telecommunications plc                 30                    2,227
      Canadian Pacific, Ltd.                        100                    2,843
      Northern Telecom Limited                       90                    8,190
      Royal Dutch Petroleum Company                 120                    6,443
                                                    ---                    -----
                                                                          19,703
   Homebuilders - 0.46%
      Centex Corporation                             80                    3,285
      Pulte Corporation                              10                      346
                                                     --                      ---
                                                                           3,631
   Household Products & Housewares - 3.40%
      Procter & Gamble Company                      190                   26,624

   Insurance - Life & Health - 0.38%
      AFLAC, Inc.                                    30                    1,478
      SunAmerica, Inc.                               30                    1,463
                                                     --                    -----
                                                                           2,941
   Insurance - Multiline - 4.84%
      Aetna, Inc.                                    30                    3,071
      Allstate Corporation                           60                    4,380
      American International Group, Inc.            110                   16,431
      Chubb Corporation                              20                    1,338
      CIGNA Corporation                              30                    5,325
      General Re Corporation                         30                    5,460
      Travelers Group, Inc.                          30                    1,892
                                                     --                    -----
                                                                          37,897
   Insurance - Property & Casualty - 0.47%
      Everest Reinsurance Holdings, Inc.             70                    2,774
      Progressive Corporation                        10                      870
                                                     --                      ---
                                                                           3,644


                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997
--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Leisure Time - 0.64%
      Brunswick Corporation                         160                   $5,000

   Machine - Construction & Mining - 0.83%
      Caterpillar Inc.                               50                    5,381
   (a)USG Corporation                                30                    1,088
                                                     --                    -----
                                                                           6,469
   Machine - Diversified - 1.15%
      Cooper Industries, Inc.                       130                    6,468
      Crane Company                                  60                    2,509
                                                     --                    -----
                                                                           8,977
   Medical - Biotechnology - 0.37%
   (a)Amgen, Inc.                                    50                    2,906

   Medical - Hospital Management & Service - 0.99%
   (a)Beverly Enterprises, Inc.                     200                    3,250
      Columbia/HCA Healthcare Corporation            50                    1,966
      Guidant Corporation                            30                    2,550
                                                     --                    -----
                                                                           7,766
   Medical Supplies - 3.29%
   (a)Acuson Corporation                             40                      920
      American Home Products Corporation             20                    1,530
      Johnson & Johnson                             110                    7,013
      Pfizer Inc.                                    80                    9,560
      Schering-Plough Corporation                   140                    6,720
                                                    ---                    -----
                                                                          25,743
   Metals - Diversified - 0.44%
      Phelps Dodge Corporation                       40                    3,408

   Mining - 0.63%
      Asarco, Inc.                                  160                    4,900

   Miscellaneous - Distribution & Wholesale - 0.07%
      Corning Inc.                                   10                      556

   Office & Business Equipment - 1.91%
      Xerox Corporation                             190                   14,986

   Oil & Gas - Domestic - 0.48%
      Sun Company, Inc.                             120                    3,720



                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Oil & Gas - Equipment & Services - 1.66%
      Baker Hughes Incorporated                      80                   $3,095
   (a)Global Marine Inc.                             30                      699
      Schlumberger Ltd.                              70                    8,750
      Tidewater, Inc.                                10                      440
                                                     --                      ---
                                                                          12,984
   Oil & Gas - Exploration - 1.92%
      Burlington Resources, Inc.                     50                    2,206
      Columbia Gas System, Inc.                      40                    2,610
      Kerr-McGee Corporation                         40                    2,535
      Mobil Corporation                              80                    5,590
      Union Texas Petroleum Holdings, Inc.          100                    2,087
                                                    ---                    -----
                                                                          15,028
   Oil & Gas - International - 4.62%
      Amerada Hess Corporation                      110                    6,111
      Chevron Corporation                            40                    2,958
      Exxon Corporation                             320                   19,680
      Helmerich & Payne, Inc.                        20                    1,153
      Texaco Inc.                                    10                    1,088
      USX-Marathon Group                            180                    5,198
                                                    ---                    -----
                                                                          36,188
   Packaging & Containers - 0.38%
      Kimberly-Clark Corporation                     60                    2,985

   Pharmaceuticals - 6.34%
      Abbott Laboratories                            90                    6,008
      Bristol-Myers Squibb Company                  170                   13,770
      Merck & Co., Inc.                             180                   18,630
      Warner-Lambert Company                         90                   11,183
                                                     --                   ------
                                                                          49,591
   Retail - Apparel - 0.37%
      Nike, Inc.                                     50                    2,919

   Retail - Department Stores - 2.97%
      Dayton Hudson Corporation                     100                    5,319
   (a)Kmart Corporation                              90                    1,103
      Sears, Roebuck and Co.                        220                   11,825
      Wal-Mart Stores, Inc.                          90                    3,043
   (a)Woolworth Corporation                          80                    1,920
                                                     --                    -----
                                                                          23,210



                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997
--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Retail - General Merchandise - 0.11%
   (a)Mac Frugals Bargains Close-Outs, Inc           30                     $853

   Retail - Grocery - 0.36%
   (a)Costco Companies, Inc.                         30                      986
   (a)Safeway, Inc.                                  40                    1,845
                                                     --                    -----
                                                                           2,831
   Retail - Specialty Line - 0.50%
      Home Depot, Inc.                               10                      691
      Jostens, Inc.                                  20                      526
   (a)Lands' End, Inc.                               20                      590
      Tiffany & Co.                                  30                    1,386
   (a)Toys "R" Us, Inc.                              20                      700
                                                     --                      ---
                                                                           3,893
   Telecommunications - 0.31%
      Lucent Technologies, Inc.                      20                    1,441
      Time Warner, Inc.                              20                      965
                                                     --                      ---
                                                                           2,406
   Textiles - 0.04%
      Russell Corporation                            10                      296

   Tire & Rubber - 0.14%
      Cooper Tire and Rubber Company                 50                    1,100

   Tobacco - 0.63%
      RJR Nabisco Holdings Corp.                    150                    4,950

   Transportation - Air - 0.63%
      Delta Air Lines, Inc.                          60                    4,920

   Utilities - Electric - 0.47%
      Montana Power Company                         160                    3,710

   Utilities - Telecommunications - 4.23%
      Ameritech Corporation                         170                   11,549
      AT & T Corporation                            200                    7,013
      BellSouth Corporation                         220                   10,203
      GTE Corporation                                50                    2,194
      US WEST Communications Group                   60                    2,261
                                                     --                    -----
                                                                          33,220

      Total Common Stocks (Cost $661,818)                                758,082

                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997
--------------------------------------------------------------------------------
                                                                         Value
                                               Shares                  (note 1)
--------------------------------------------------------------------------------
   INVESTMENT COMPANY - 0.96%

    Evergreen Money Market Treasury Institutional Money
    Market Fund Institutional Service Shares
    (Cost $7,492)                                 7,492                   $7,492



Total Value of Investments (Cost $669,310 (b))             97.83%       $765,574
Other Assets Less Liabilities                               2.17%         17,000
                                                            ----          ------
   Net Assets                                             100.00%       $782,574
                                                          ======        ========




(a)  Non-income producing investment.

(b) Aggregate cost for financial reporting and federal income tax purposes is t appreciation (depreciation) of investments for financial reporting and fede is as follows:


      Unrealized appreciation                                           $99,877
      Unrealized depreciation                                            (3,613)
                                                                         ------
               Net unrealized appreciation                              $96,264
                                                                        =======


















See accompanying notes to financial statements

                        QUAKER ENHANCED STOCK MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 1997


ASSETS
   Investments, at value (cost $669,310) .........................    $ 765,574
   Cash ..........................................................        3,251
   Income receivable .............................................        1,164
   Deferred organization expenses, net (notes 2 and 4) ...........       29,289
                                                                      ---------
      Total assets ...............................................      799,278
                                                                      ---------
LIABILITIES
   Accrued expenses ..............................................        9,212
   Due to fund sponsor (note 3) ..................................        7,492
                                                                      ---------
      Total liabilities ..........................................       16,704
                                                                      ---------
NET ASSETS
   (applicable to 66,160 shares outstanding; unlimited
   shares of $ 0.01 par value beneficial interest authorized) ....    $ 782,574
                                                                      =========
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
   ($782,574 / 66,160 shares) ....................................    $   11.83
                                                                      =========
NET ASSETS CONSIST OF
   Paid-in capital ...............................................    $ 689,394
   Undistributed net investment income ...........................           65
   Accumulated net realized loss on investments ..................       (3,149)
   Net unrealized oappreciation on investments ...................       96,264
                                                                      ---------
                                                                      $ 782,574
                                                                      =========






















See accompanying notes to financial statements

                       QUAKER ENHANCED STOCK MARKET FUND

                            STATEMENT OF OPERATIONS

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997

INVESTMENT INCOME

   Income
      Interest ....................................................    $  1,408
      Dividends ...................................................       5,360
                                                                       --------
         Total income .............................................       6,768
                                                                       --------
   Expenses
      Investment advisory fees (note 2) ...........................       1,596
      Fund administration fees (note 2) ...........................         558
      Custody fees ................................................       5,303
      Registration and filing administration fees (note 2) ........         733
      Fund accounting fees (note 2) ...............................      14,600
      Audit fees ..................................................       4,500
      Legal fees ..................................................       2,779
      Securities pricing fees .....................................       6,514
      Shareholder servicing fees (note 3) .........................         638
      Shareholder recordkeeping fees (note 2) .....................       3,604
      Shareholder servicing expenses ..............................       1,165
      Registration and filing expenses ............................         300
      Printing expenses ...........................................       1,910
      Amortization of deferred organization expenses (note 4) .....       4,035
      Trustee fees and meeting expenses ...........................         269
      Other operating expenses ....................................       3,944
                                                                       --------
         Total expenses ...........................................      52,448
                                                                       --------
         Less:
            Expense reimbursements (note 3) .......................     (39,103)
            Investment advisory fees waived (note 2) ..............      (1,596)
            Fund administration fees waived (note 2) ..............      (7,950)
            Shareholder servicing fees waived (note 3) ............        (638)
                                                                       --------
         Net expenses .............................................       3,161
                                                                       --------
            Net investment income .................................       3,607
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss from investment transactions .................      (3,149)
   Increase in unrealized appreciation on investments .............      96,264
                                                                       --------
      Net realized and unrealized gain on investments .............      93,115
                                                                       --------
         Net increase in net assets resulting from operations .....    $ 96,722
                                                                       ========


See accompanying notes to financial statements

                          QUAKER ENHANCED STOCK MARKET FUND

                          STATEMENT OF CHANGES IN NET ASSETS

                            Period from November 25, 1996
                           (commencement of operations) to
                                    June 30, 1997



INCREASE IN NET ASSETS

  Operations
     Net investment income ..............................................   $   3,607
     Net realized loss from investment transactions .....................      (3,149)
     Increase in unrealized appreciation on investments .................      96,264
                                                                            ---------
        Net increase in net assets resulting from operations ............      96,722
                                                                            ---------
  Distributions to shareholders from
     Net investment income ..............................................      (3,542)
                                                                            ---------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a)     689,394
                                                                            ---------
           Total increase in net assets .................................     782,574
                                                                            ---------
NET ASSETS

  Beginning of period ...................................................           0
                                                                            ---------
  End of period (including undistributed net investment income ..........   $ 782,574
                 of $65)                                                    =========

(a) A summary of capital share activity follows:

                                                               ----------------------
                                                                  Shares        Value
                                                               ----------------------
Shares sold .................................................     67,743    $ 707,083
Shares issued for reinvestment of distributions .............        301        3,442
                                                                 -------    ---------
                                                                  68,044      710,525

Shares redeemed .............................................     (1,884)     (21,131)
                                                                 -------    ---------
  Net increase ..............................................     66,160    $ 689,394
                                                                 =======    =========





See accompanying notes to financial statements

                       QUAKER ENHANCED STOCK MARKET FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                         Period from November 25, 1996
                        (Commencement of operations) to
                                 June 30, 1997




Net asset value, beginning of period ........................        $10.00
                                                                   --------

  Income from investment operations
    Net investment income ...................................          0.07
    Net realized and unrealized gain on investments .........          1.83
                                                                   --------
       Total from investment operations .....................          1.90
                                                                   --------
  Distributions to shareholders from
    Net investment income ...................................         (0.07)
                                                                   --------
Net asset value, end of period ..............................        $11.83
                                                                   ========

Total return ................................................         19.04 %(c)
                                                                   ========

Ratios/supplemental data

  Net assets, end of period .................................      $782,574
                                                                   ========
  Ratio of expenses to average net assets
    Before expense reimbursements and waived fees ...........         16.44 %(a)
    After expense reimbursements and waived fees ............          1.00 %(a)

  Ratio of net investment income (loss) to average net assets
    Before expense reimbursements and waived fees ...........        (14.32)%(a)
    After expense reimbursements and waived fees ............          1.14 %(a)


  Portfolio turnover rate ...................................         34.26 %

  Average broker commissions per share ......................         $0.0203(b)

(a)  Annualized.

(b) Represents total commission paid on portfolio securities divided by total port commissions were charged.

(c)  Aggregate total return, not annualized.




See accompanying notes to financial statements

                        QUAKER ENHANCED STOCK MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Enhanced Stock Market Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Due to a concentration of shareholders at June 30, 1997 the Fund is subject to the provisions of the Internal Revenue Code applicable to personal holding companies.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent of October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual

                        QUAKER ENHANCED STOCK MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



     results could differ from those estimates.

F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Fiduciary Asset Management Company (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the Fund's average daily net assets.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $1,596 ($0.03 per share) for the period ended June 30, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The administrator has voluntarily waived a portion of its fee amounting to $7,950 ($0.16 per share) for the period ended June 30, 1997.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended June 30, 1997.

                        QUAKER ENHANCED STOCK MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



The Fund's Distributor, Quaker Securities, Inc. (the "Distributor") was paid commissions of $416 for purchases and sales of investments, other than short-term investments for the period ended June 30, 1997.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc. ("the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for the services, Quaker Funds, Inc. receives 0.20% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $638 and has reimbursed expenses totaling $39,103 for the period ended June 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $842,561 and $170,102, respectively, for the period ended June 30, 1997.

                          Independent Auditor's Report

July 28, 1997

To the Shareholders and Board of Trustees
Quaker Enhanced Stock Market Fund
Rocky Mount, North Carolina


We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER ENHANCED STOCK MARKET FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER ENHANCED STOCK MARKET FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the results of its operations and changes in its net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997 in conformity with generally accepted accounting principles.





/s/ Goldenberg Rosenthal Friedlander, LLP


Jenkintown, Pennsylvania

                            QUAKER CORE EQUITY FUND
                    Performance Update - $25,000 Investment
                     For the period from November 25, 1996
                 (commencement of operations) to June 30, 1997

-------------------------------------------
                  Quaker
                   Core
                  Equity      S & P 500
-------------------------------------------
11/25/96          25000         25000
11/30/96          24875         24943
12/31/96          24500         24515
1/31/97           25928         26047
2/28/97           26229         26251
3/31/97           24575         25173
4/30/97           26028         26675
5/31/97           27807         28299
6/30/97           29125         29639


This graph depicts the performance of the Quaker Core Equity Fund versus the S & P 500 Total Return Index. It is important to note that the Quaker Core Equity Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Total Return

-------------------------------
  Commencement of operations
       through 6/30/97
-------------------------------

            16.50%

-------------------------------


The graph assumes an initial $25,000 investment at November 25, 1996. All dividends and distributions are reinvested.

At June 30, 1997, the Fund would have grown to $29,125- total investment return of 16.50% since November 25, 1996.

At June 30, 1997, a similar investment in the S & P 500 Total Return Index would have grown to $29,639 - total investment return of 18.56% since November 25, 1996.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                                 July 31, 1997


Dear Shareholder:

The Quaker Family of Funds reached the end of its first fiscal year on June 30, 1997. Substantial progress was achieved during this initial business period. Each of the six mutual funds in the Quaker Family opened for business on November 25, 1996. Since then, many new investors have joined the Quaker Family and the assets under management are growing steadily.

Our management philosophy remains very straightforward. We have chosen seasoned investment professionals to manage each of the Quaker Funds. Each manager has a clearly defined investment strategy unique to a particular mutual fund, and will stick with that discipline in the future. The fees paid by our investors have been set at competitive levels, and we will make every effort to reduce them as assets grow in the future. And most important of all, we are dedicated to providing each of our shareholders with quality service at all times.

Financial markets have been very favorable during the life of the Quaker Family of Funds. Domestic equity markets have shown particular strength during the first half of 1997, while fixed income results have been modestly positive. The Quaker Core Equity Fund, managed by Bruce Marra of West Chester Capital Advisors, has performed well from the inception of the Fund on November 25, 1996 through June 30, 1997. During that period, the Fund returned 16.5% while the S&P 500 Index grew by 18.6%. For three months ending with June, the Fund returned 18.5% compared with 17.7% for the Index.

We appreciate your investment in the Quaker Family of Funds and we will work hard to earn your continued support.


Sincerely,


/s/ Peter F. Waitneight
Peter F. Waitneight
President

                            QUAKER CORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                    Value
                                             Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.77%

   Aerospace & Defense - 5.07%
      The Boeing Company                          300                $15,919
      Lockheed Martin Corporation                 100                 10,356
                                                  ---                 ------
                                                                      26,275
   Beverages - 2.18%
      PepsiCo, Inc.                               300                 11,287

   Computer Software & Services - 13.50%
      Automatic Data Processing, Inc.             200                  9,325
   (a)Ceridian Corporation                        300                 12,675
   (a)Cisco Systems, Inc.                         200                 13,425
      Computer Associates International, I        400                 22,275
      Electronic Data Systems                     300                 12,300
                                                  ---                 ------
                                                                      70,000
   Cosmetics & Personal Care - 2.52%
      Colgate-Palmolive Company                   200                 13,050

   Electronics - 5.76%
      General Electric Company                    200                 13,075
      Hewlett-Packard Company                     300                 16,800
                                                  ---                 ------
                                                                      29,875
   Electronics - Semiconductor - 4.20%
      Intel Corporation                           100                 14,181
      Motorola, Inc.                              100                  7,600
                                                  ---                  -----
                                                                      21,781
   Engineering & Construction - 2.13%
      Fluor Corporation                           200                 11,025

   Financial Services - 9.46%
      Fannie Mae                                  300                 13,087
      Franklin Resources, Inc.                    300                 21,769
      Morgan Stanley, Dean Witter, Discove        330                 14,211
                                                  ---                 ------
                                                                      49,067
   Financial - Banks, Money Center - 8.57%
      Citicorp                                    100                 12,056
      J. P. Morgan & Company, Incorporated        100                 10,437
      Mellon Bank Corporation                     200                  9,025
      NationsBank Corporation                     200                 12,900
                                                  ---                 ------
                                                                      44,418




                                                                 (Continued)

                            QUAKER CORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                    Value
                                             Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Food - Processing - 7.76%
      Heinz (H.J) Company                         200                 $9,225
      Hershey Foods Corporation                   200                 11,062
      Philip Morris Companies, Inc.               450                 19,941
                                                  ---                 ------
                                                                      40,228
   Household Products & Housewares - 2.70%
      Procter & Gamble Company                    100                 14,013

   Insurance - Life & Health - 1.90%
      AFLAC, Inc.                                 200                  9,850

   Insurance - Multiline - 2.88%
      American International Group, Inc.          100                 14,937

   Medical - Biotechnology - 4.61%
      Pfizer, Inc.                                200                 23,900

   Office & Business Equipment - 5.24%
      Ikon Office Solutions                       300                  7,463
      Xerox Corporation                           250                 19,719
                                                  ---                 ------
                                                                      27,182
   Oil & Gas - Equipment & Services - 3.62%
      Schlumberger, Ltd.                          150                 18,750

   Oil & Gas - Exploration - 1.06%
      El Paso Natural Gas Company                 100                  5,500

   Oil & Gas - International - 3.80%
      Chevron Corporation                         100                  7,394
      Exxon Corporation                           200                 12,300
                                                  ---                 ------
                                                                      19,694
   Pharmaceuticals - 2.00%
      Merck & Co., Inc.                           100                 10,350

   Restaurants & Food Service - 0.93%
      McDonald's Corporation                      100                  4,831

   Retail- Apparel - 1.12%
      Nike, Inc.                                  100                  5,838




                                                                 (Continued)

                            QUAKER CORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                    Value
                                             Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Telecommunications Equipment - 4.53%
      Lucent Technologies, Inc.                   200                $14,413
      Northern Telecom Limited                    100                  9,100
                                                  ---                  -----
                                                                      23,513
   Wholesale - Special Line - 1.23%
      Unisource Worldwide, Inc.                   400                  6,400


TOTAL COMMON STOCKS (Cost $433,404)                                  501,764
                                                                     -------
INVESTMENT COMPANY -  1.28%

   Evergreen Money Market Treasury Institutional Money
      Market Fund Institutional Service Sh      6,669                  6,669
      (Cost $6,669)


Total Value of Investments (Cost $440,073 (b))           98.05%      508,433
Other Assets                                              1.95%       10,092
                                                          ----        ------
   Net Assets                                           100.00%     $518,525
                                                        ======      ========




(a)  Non-income producing investment.


(b) Aggregate cost for federal income tax purposes is $440,098. Unrealized a investments for federal income tax purposes is as follows:



      Unrealized appreciation                                        $76,310
      Unrealized depreciation                                         (7,975)
                                                                     -------
               Net unrealized appreciation                           $68,335
                                                                     =======






See accompanying notes to financial statements

                            QUAKER CORE EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1997


ASSETS
   Investments, at value (cost $440,073) ....................   $ 508,433
   Cash .....................................................         132
   Income receivable ........................................         594
   Deferred organization expenses, net (notes 2 and 4) ......      29,289
                                                                ---------
      Total assets ..........................................     538,448
                                                                ---------
LIABILITIES
   Accrued expenses .........................................       8,044
   Due to fund sponsor (note 3) .............................      11,879
                                                                ---------
      Total liabilities .....................................      19,923
                                                                ---------
NET ASSETS
   (applicable to 44,663 shares outstanding; unlimited
   shares of $ 0.01 par value beneficial interest authorized)   $ 518,525
                                                                =========
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
   ($518,525 / 44,663 shares) ...............................   $   11.61
                                                                =========

NET ASSETS CONSIST OF
   Paid-in capital ..........................................   $ 454,167
   Accumulated net realized loss on investments .............      (4,002)
   Net unrealized appreciation on investments ...............      68,360
                                                                ---------
                                                                $ 518,525
                                                                =========










See accompanying notes to financial statements

                            QUAKER CORE EQUITY FUND

                            STATEMENT OF OPERATIONS

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997

INVESTMENT INCOME

   Income
      Dividends .............................................   $  3,288
      Interest ..............................................        597
                                                                --------
         Total income .......................................      3,885
                                                                --------
   Expenses
      Investment advisory fees (note 2) .....................      1,589
      Fund administration fees (note 2) .....................        371
      Custody fees ..........................................      2,646
      Registration and filing administration fees (note 2 ) .        733
      Fund accounting fees (note 2) .........................     14,600
      Audit fees ............................................      4,500
      Legal fees ............................................      2,779
      Securities pricing fees ...............................      2,206
      Shareholder servicing fees (note 3) ...................        530
      Shareholder recordkeeping fees (note 2) ...............      3,604
      Shareholder servicing expenses ........................      1,143
      Registration and filing expenses ......................        300
      Printing expenses .....................................      1,908
      Amortization of deferred organization expenses (note 4)      4,035
      Trustee fees and meeting expenses .....................        269
      Other operating expenses ..............................      3,936
                                                                --------
         Total expenses .....................................     45,149
                                                                --------
         Less:
            Expense reimbursements (note 3) .................    (32,372)
            Investment advisory fees waived (note 2) ........     (1,589)
            Fund administration fees waived (note 2) ........     (7,797)
            Shareholder servicing fees waived (note 3) ......       (530)
                                                                --------
         Net expenses .......................................      2,861
                                                                --------
            Net investment income ...........................      1,024
                                                                --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss from investment transactions ...........     (4,002)
   Increase in unrealized appreciation on investments ......      68,360
                                                                --------
      Net realized and unrealized gain on investments .......     64,358
                                                                --------
         Net increase in net assets resulting from operations   $ 65,382
                                                                ========


See accompanying notes to financial statements

                                  QUAKER CORE EQUITY FUND

                            STATEMENT OF CHANGES IN NET ASSETS

                               Period from November 25, 1996
                              (commencement of operations) to
                                       June 30, 1997



INCREASE IN NET ASSETS

  Operations
     Net investment income .................................................   $   1,024
     Net realized loss from investment transactions ........................      (4,002)
     Increase in unrealized appreciation on investments ....................      68,360
                                                                               ---------
        Net increase in net assets resulting from operations ...............      65,382
                                                                               ---------
  Distributions to shareholders from
     Net investment income .................................................      (1,024)
                                                                               ---------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) ..     454,167
                                                                               ---------
           Total increase in net assets ....................................     518,525

NET ASSETS

  Beginning of period ......................................................           0
                                                                               ---------
  End of period ............................................................   $ 518,525
                                                                               =========


(a) A summary of capital share activity follows:

                                                                      -------------------
                                                                       Shares       Value
                                                                      -------------------
Shares sold .......................................................   45,060    $ 458,899

Shares issued for reinvestment of distributions ...................       93        1,024
                                                                      ------    ---------
                                                                      45,153      459,923

Shares redeemed ...................................................     (490)      (5,756)
                                                                      ------    ---------
  Net increase ....................................................   44,663    $ 454,167
                                                                      ======    =========








See accompanying notes to financial statements

                            QUAKER CORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997



Net asset value, beginning of period .........................      $10.00
                                                                 ---------
   Income from investment operations
      Net investment income ..................................        0.04
      Net realized and unrealized gain on investments ........        1.61
                                                                 ---------
         Total from investment operations ....................        1.65
                                                                 ---------
   Distributions to shareholders from
      Net investment income ..................................       (0.04)
                                                                 ---------
Net asset value, end of period ...............................      $11.61
                                                                 =========

Total return .................................................       16.50%(c)
                                                                 =========

Ratios/supplemental data

   Net assets, end of period .................................    $518,525
                                                                 =========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees ..........       21.30 %(a)
      After expense reimbursements and waived fees ...........        1.35 %(a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees ..........      (19.47)%(a)
      After expense reimbursements and waived fees ...........        0.49 %(a)


   Portfolio turnover rate ...................................       11.49 %(a)

   Average broker commissions per share ......................       $0.2356(b)

(a)  Annualized.

(b) Represents total commission paid on portfolio securities divided by total portfolio commissions were charged.

(c)  Aggregate total return, not annualized.





See accompanying notes to financial statements

                             QUAKER CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Core Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Due to a concentration of shareholders at June 30, 1997 the Fund is subject to the provisions of the Internal Revenue Code applicable to personal holding companies.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                             QUAKER CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997





F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, West Chester Capital Advisors, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $1,589 ($0.05 per share) for the period ended June 30, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $7,797 ($.23 per share) for the period ended June 30, 1997.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended June 30, 1997.

The Fund's Distributor, Quaker Securities, Inc. (the "Distributor") was paid commissions of $1,979 for purchases and sales of investments, other than short-term investments for the period ended June 30, 1997.

                            QUAKER CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997


Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc. (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $530 and has reimbursed expenses totaling $32,372 for the period ended June 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $475,085 and $37,680 respectively, for the period ended June 30, 1997.

                         Independent Auditor's Report

July 28, 1997

To the Shareholders and Board of Trustees
Quaker Core Equity Fund
Rocky Mount, North Carolina


We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER CORE EQUITY FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER CORE EQUITY FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the results of its operations and changes in its net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997 in conformity with generally accepted accounting principles.




/s/ Goldenberg Rosenthal Friedlander, LLP

Jenkintown, Pennsylvania

                          QUAKER AGRESSIVE GROWTH FUND
                     Performance Update - $25,000 Investment
                     For the period from November 25, 1996
                 (commencement of operations) to June 30, 1997

-------------------------------------------
                Quaker
                Aggressive
                Growth
                 Fund            S&P 500
-------------------------------------------
11/25/96        25000            25000
11/30/96        25000            24943
12/31/96        25858            24515
1/31/97         27660            26047
2/28/97         27560            26251
3/31/97         26133            25173
4/30/97         24581            26675
5/31/97         26383            28299
6/30/97         28169            29639

This graph depicts the performance of the Quaker Aggressive Growth Fund versus the S & P 500 Total Return Index. It is important to note that the Quaker Agressive Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Total Return

-------------------------------
  Commencement of operations
       through 6/30/97
-------------------------------

            12.68%

-------------------------------


The graph assumes an initial $25,000 investment at November 25, 1996. All dividends and distributions are reinvested.

At June 30, 1997, the Fund would have grown to $28,169 - total investment return of 12.68% since November 25, 1996.

At June 30, 1997, a similar investment in the S & P 500 Total Return Index would have grown to $29,639 - total investment return of 18.56% since November 25, 1996.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                                  July 31, 1997


Dear Shareholder:

The Quaker Family of Funds reached the end of its first fiscal year on June 30, 1997. Substantial progress was achieved during this initial business period. Each of the six mutual funds in the Quaker Family opened for business on November 25, 1996. Since then, many new investors have joined the Quaker Family and the assets under management are growing steadily.

Our management philosophy remains very straightforward. We have chosen seasoned investment professionals to manage each of the Quaker Funds. Each manager has a clearly defined investment strategy unique to a particular mutual fund, and will stick with that discipline in the future. The fees paid by our investors have been set at competitive levels, and we will make every effort to reduce them as assets grow in the future. And most important of all, we are dedicated to providing each of our shareholders with quality service at all times.

Financial markets have been very favorable during the life of the Quaker Family of Funds. Domestic equity markets have shown particular strength during the first half of 1997, while fixed income results have been modestly positive. The Quaker Aggressive Growth Fund, managed by Manu Daftary of DG Capital Management, has not fully participated in the rise of the market from the inception of the Fund on November 25, 1996 through June 30, 1997. During that period, the Fund returned 12.7% while the S&P 500 Index grew by 18.6%. For three months ending with June, the Fund returned 7.8% compared with 17.7% for the Index. The Fund became defensive and raised cash in April when the market moved downward, and did not fully participate in the strong recovery later in the quarter.


We appreciate your investment in the Quaker Family of Funds and we will work hard to earn your continued support.


Sincerely,


/s/ Peter F. Waitneight
Peter F. Waitneight
President

                          QUAKER AGGRESSIVE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 1997
---------------------------------------------------------------------------------------------
                                                                                    Value
                                                            Shares                 (note 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS - 83.68%

   Auto Parts - Replacement Equipment - 3.12%
      Federal Mogul Corporation                                 1,000                $35,000

   Chemicals - Specialty - 2.34%
      Great Lakes Chemical Corporation                            500                 26,187

   Computers - 1.75%
   (a)Zitel Corporation                                         1,000                 19,625

   Computer Software & Services - 7.27%
      Autodesk, Inc.                                              400                 15,325
   (a)BMC Software, Inc.                                          300                 16,612
   (a)Cisco Systems, Inc.                                         400                 26,850
   (a)Netscape Communications Corporation                         200                  6,413
   (a)Summit Design, Inc.                                       2,000                 16,250
                                                                -----                 ------
                                                                                      81,450
   Diversified Operations - 3.86%
      Corning Inc.                                                300                 16,687
      Textron, Inc.                                               400                 26,550
                                                                  ---                 ------
                                                                                      43,237
   Electronics - 1.41%
   (a)Lo-Jack Corporation                                       1,100                 15,812

   Electronics - Semiconductor - 8.15%
   (a)Asyst Technologies, Inc.                                    600                 26,400
   (a)Dupont Photomasks, Inc.                                     500                 27,000
   (a)PRI Automation, Inc.                                      1,000                 37,938
                                                                -----                 ------
                                                                                      91,338
   Financial - Banks, Commercial - 4.57%
      MBNA Corporation                                          1,000                 36,625
      Northern Trust Corporation                                  300                 14,513
                                                                  ---                 ------
                                                                                      51,138
   Financial - Savings/Loans/Thrifts - 1.60%
      Washington Mutual, Inc.                                     300                 17,925

   Financial Services - 4.31%
      Federal Home Loan Mortgage                                  700                 24,544
      Stifel Financial Corporation                              2,000                 23,750
                                                                -----                 ------
                                                                                      48,294
   Food Processing - 1.20%
      Wrigley (WM) Jr. Company                                    200                 13,450

   Food - Wholesale - 1.97%
   (a)Ralcorp Holdings, Inc.                                    1,500                 22,125

                                                                                 (Continued)

                                QUAKER AGGRESSIVE GROWTH FUND

                                  PORTFOLIO OF INVESTMENTS

                                        June 30, 1997

---------------------------------------------------------------------------------------------
                                                                                    Value
                                                            Shares                 (note 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Furniture & Home Appliances - 2.19%
      Windmere-Durable Holdings Inc.                            1,500                $24,562

   Insurance - Multiline - 2.61%
      The Hartford Financial Services Group Inc.                  200                 16,625
      Travelers Group, Inc.                                       200                 12,612
                                                                  ---                 ------
                                                                                      29,237
   Insurance - Property & Casualty - 2.84%
      Reliance Group Holdings, Inc.                             1,000                 11,875
      Travelers Property Casualty Corporation                     500                 19,938
                                                                  ---                 ------
                                                                                      31,813
   Imaging - 1.37%
      Eastman Kodak Company                                       200                 15,350

   Lodging - 1.33%
   (a)Extended Stay America, Inc.                               1,000                 14,875

   Machine - Diversified - 5.61%
      AGCO Corporation                                            500                 17,937
      Deere & Company                                             300                 16,463
   (a)ITEQ, Inc.                                                3,000                 28,500
                                                                -----                 ------
                                                                                      62,900
   Medical - Biotechnology - 1.56%
   (a)Molecular Devices Corporation                             1,000                 17,500

   Medical Supplies - 2.74%
   (a)Boston Scientific Corporation                               500                 30,719

   Oil & Gas - Equipment & Services - 1.19%
   (a)Reading & Bates Corporation                                 500                 13,375

   Oil & Gas - Exploration - 1.67%
   (a)Frontier Natural Gas Corporation                         10,000                 18,750

   Packaging & Containers - 1.38%
   (a)Owens-Illinois, Inc.                                        500                 15,500

   Pharmaceuticals - 6.07%
      American Home Products Corporation                          300                 22,950
   (a)Astra AB                                                  1,067                 20,267
      Warner-Lambert Company                                      200                 24,850
                                                                  ---                 ------
                                                                                      68,067


                                                                                 (Continued)

                                QUAKER AGGRESSIVE GROWTH FUND

                                  PORTFOLIO OF INVESTMENTS

                                        June 30, 1997

---------------------------------------------------------------------------------------------
                                                                                    Value
                                                            Shares                 (note 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Retail - Apparel - 0.94%
      TJX Companies, Inc.                                         400                $10,550

   Retail - Department Stores - 1.42%
      Dayton Hudson Corporation                                   300                 15,956

   Telecommunications - 3.14%
   (a)SmarTalk Teleservices Inc.                                1,000                 15,500
      Telefonaktiebolaget LM Ericsson                             500                 19,688
                                                                  ---                 ------
                                                                                      35,188
   Telecommunications Equipment - 1.29%
      Lucent Technologies, Inc.                                   200                 14,413

   Tobacco - 1.98%
      Philip Morris Companies, Inc.                               500                 22,156

   Transportation - Rail - 1.60%
      Burlington Northern Santa Fe                                200                 17,975

   Trucking & Leasing - 1.20%
      CNF Transportation Inc.                                     400                 13,475

   Total Common Stocks (Cost $884,905)                                               937,942
                                                                                     -------


INVESTMENT COMPANY - 11.92%

   Evergreen Money Market Treasury Institutional Money         66,825                 66,825
      Market Fund Institutional Service Shares
   Evergreen Money Market Treasury Instititutional Treasury    66,825                 66,825
      Money Market Fund Institutional Service Shares           ------                -------

      Total Investment Company (Cost $133,650)                                       133,650
                                                                                     -------

Total Value of Investments (Cost $1,018,555 (b))                         95.60 %   1,071,592
Other Assets less Liabilities                                             4.40 %      49,364
                                                                        ------     ---------
   Net Assets                                                           100.00 %  $1,120,956
                                                                        ======    ==========

(a)  Non-income producing investment.

(b)  Aggregate  cost for financial  reporting and federal income tax purposes is
     the  same.  Unrealized  appreciation   (depreciation)  of  investments  for
     financial reporting and federal income tax is as follows:


      Unrealized appreciation                                           $71,985
      Unrealized depreciation                                           (18,948)
                                                                      ---------
               Net unrealized appreciation                              $53,037
                                                                      =========

                         QUAKER AGGRESSIVE GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1997


ASSETS
   Investments, at value (cost $1,018,555) ..................   $1,071,592
   Cash .....................................................       45,863
   Income receivable ........................................        1,077
   Receivable for investments sold ..........................      137,762
   Prepaid expenses .........................................          379
   Deferred organization expenses, net (notes 2 and 4) ......       29,289
                                                                ----------
      Total assets ..........................................    1,285,962
                                                                ----------
LIABILITIES
   Accrued expenses .........................................        7,660
   Payable for investment purchases .........................      145,614
   Due to fund sponsor (note 3) .............................          632
   Accrued income taxes (notes 1 and 3) .....................        1,800
   Deferred income taxes (note 6) ...........................        9,300
                                                                ----------
      Total liabilities .....................................      165,006
                                                                ----------
NET ASSETS
   (applicable to 100,487 shares outstanding; unlimited
   shares of $ 0.01 par value beneficial interest authorized)   $1,120,956
                                                                ==========
NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($1,120,956 / 100,487 shares) ............................   $    11.16
                                                                ==========
NET ASSETS CONSIST OF
   Paid-in capital ..........................................   $1,067,907
   Undistributed net investment income ......................           12
   Net unrealized appreciation on investments ...............       53,037
                                                                ----------
                                                                $1,120,956
                                                                ==========













See accompanying notes to financial statements

                         QUAKER AGGRESSIVE GROWTH FUND

                            STATEMENT OF OPERATIONS

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997


INVESTMENT INCOME

   Income
      Interest ..............................................   $  6,241
      Dividends .............................................      2,879
                                                                --------
         Total income .......................................      9,120
                                                                --------
   Expenses
      Investment advisory fees (note 2) .....................      3,457
      Fund administration fees (note 2) .....................        807
      Custody fees ..........................................      4,587
      Registration and filing administration fees (note 2) ..        782
      Fund accounting fees (note 2) .........................     14,600
      Audit fees ............................................      4,500
      Legal fees ............................................      2,779
      Securities pricing fees ...............................      2,208
      Shareholder servicing fees (note 3) ...................      1,153
      Shareholder recordkeeping fees (note 2) ...............      3,604
      Shareholder servicing expenses ........................      1,201
      Registration and filing expenses ......................      1,017
      Printing expenses .....................................      1,923
      Amortization of deferred organization expenses (note 4)      4,035
      Trustee fees and meeting expenses .....................        269
      Other operating expenses ..............................      3,955
                                                                --------
         Total expenses .....................................     50,877
                                                                --------
         Less:
            Expense reimbursements (note 3) .................    (31,935)
            Investment advisory fees waived (note 2) ........     (3,457)
            Fund administration and other fees waived (note 2     (8,151)
            Shareholder service fees waived (note 3) ........     (1,153)
                                                                --------
         Net expenses .......................................      6,181
                                                                --------
            Net investment income before income taxes .......      2,939
                                                                --------
            Income taxes (note 1) ...........................        550
            Less reimbursement (note 1 and 3) ...............       (550)
                                                                --------
               Net income taxes .............................          0

            Net investment income ...........................      2,939
                                                                --------



                                                             (Continued)

                         QUAKER AGGRESSIVE GROWTH FUND

                            STATEMENT OF OPERATIONS

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997


REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions
    before income taxes .....................................   $  6,734
                                                                --------
   Income taxes (note 1) ....................................      1,250
   Less reimbursement (note 1 and 3) ........................     (1,250)
                                                                --------
      Net income taxes ......................................          0
                                                                --------
   Net realized gain from investment transactions ...........      6,734
                                                                --------
   Increase in unrealized appreciation on investments
     before deferred income taxes                                 53,037
                                                                --------
   Deferred income taxes (note 1 and 6) .....................      9,300
   Less reimbursement (note 1 and 3) ........................     (9,300)
                                                                --------
      Net deferred income taxes .............................          0
                                                                --------
   Increase in unrealized appreciation on investments .......     53,037
                                                                --------
      Net realized and unrealized gain on investments .......     59,771
                                                                --------
         Net increase in net assets resulting from operations   $ 62,710
                                                                ========
























See accompanying notes to financial statements

                                QUAKER AGGRESSIVE GROWTH FUND

                             STATEMENT OF CHANGES IN NET ASSETS

                                Period from November 25, 1996
                               (commencement of operations) to
                                        June 30, 1997


INCREASE IN NET ASSETS

  Operations
     Net investment income ..............................................        $2,939
     Net realized gain from investment transactions .....................         6,734
     Increase in unrealized appreciation on investments .................        53,037
                                                                             ----------
        Net increase in net assets resulting from operations ............        62,710
                                                                             ----------
  Distributions to shareholders from
     Net investment income ..............................................        (2,927)
     Net realized gain from investment transactions .....................        (6,734)
                                                                             ----------
        Decrease in net assets resulting from distributions .............        (9,661)
                                                                             ----------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a)     1,067,907
                                                                             ----------
           Total increase in net assets .................................     1,120,956

NET ASSETS

  Beginning of period ...................................................             0
                                                                             ----------
  End of period (including undistributed net investment income ..........    $1,120,956
                of $12)                                                      ==========


(a) A summary of capital share activity follows:
                                                       -------------------------
                                                         Shares           Value
                                                       -------------------------
Shares sold ...........................................  101,462    $ 1,078,209
Shares issued for reinvestment of distributions .......      868          9,661
                                                         -------    -----------
                                                         102,330      1,087,870

Shares redeemed .......................................   (1,843)       (19,963)
                                                         -------    -----------
  Net increase ........................................  100,487    $ 1,067,907
                                                         =======    ===========






See accompanying notes to financial statements

                         QUAKER AGGRESSIVE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997


Net asset value, beginning of period .........................     $10.00
                                                                 --------
   Income from investment operations
      Net investment income ..................................       0.04
      Net realized and unrealized gain on investments ........       1.23
                                                                 --------
         Total from investment operations ....................       1.27
                                                                 --------
   Distributions to shareholders from
      Net investment income ..................................      (0.04)
      Net realized gain from investment transactions .........      (0.07)
                                                                 --------
         Total distributions .................................      (0.11)
                                                                 --------
Net asset value, end of period ...............................     $11.16
                                                                 ========

Total return .................................................      12.68%(c)
                                                                 ========

Ratios/supplemental data

   Net assets, end of period ................................. $1,120,956
                                                               ==========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees ..........      13.44 % (a)
      After expense reimbursements and waived fees ...........       1.34 % (a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees ..........      (9.18)% (a)
      After expense reimbursements and waived fees ...........       0.64 % (a)


   Portfolio turnover rate ...................................     778.01 %

   Average broker commissions per share ......................      $0.06 (b)


(a)  Annualized.

(b) Represents total commission paid on portfolio securities divided by total portfolio commissions were charged.

(c)  Aggregate total return, not annualized.


See accompanying notes to financial statements

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Aggressive Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - The Fund did not comply with the provisions of the Internal Revenue Code applicable to regulated investment companies for the period ended June 30, 1997. Consequently, a provision for federal and state income taxes on net investment income and net realized gains has been included in the financial statements. Deferred income taxes have been provided on the unrealized appreciation on investments for the period from November 25, 1996 (commencement of operations) to June 30, 1997. It is the intent on the Fund to comply with the provisions of the Internal Revenue Service Code applicable to regulated investment companies in the future.

     Quaker Funds, Inc. (the "Sponsor") has agreed to pay all taxes associated with the Fund's current year tax status.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     Due to a concentration of shareholders at June 30, 1997, the Fund is subject to the provisions of Internal Revenue Code applicable to personal holding companies. No provision has been made for personal holding company taxes since it is the policy of the Fund to make sufficient distributions of income to relieve it from substantially all personal holding company taxes.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, DG Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $3,457 ($0.05 per share) for the period ended June 30, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $8,151 ($.11 per share) for the period ended June 30, 1997.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended June 30, 1997.

The Fund's distributor, Quaker Securities, Inc. (the "Distributor") was paid commissions of $17,165 for purchases and sales of investments other than short-term investments for the period ended June 30, 1997.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, the Sponsor will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $1,153 and has reimbursed expenses and income taxes totaling $43,035 for the period ended June 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $5,784,011 and $4,905,840, respectively, for the period ended June 30, 1997.

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 6 - DEFERRED INCOME TAXES

As discussed in note 1, the Fund did not comply with the provisions of the Internal Revenue Code applicable to regulated investment companies for the period ended June 30, 1997. Deferred income taxes have been provided on the net unrealized appreciation on investments for the period from November 25, 1996 (commencement of operations) to June 30, 1997.

The Fund's total deferred tax assets, deferred tax liabilities and deferred tax valuation allowances as of June 30, 1997 are as follows:

Deferred tax asset arising from  unrealized  depreciation on investments        $ 3,300
Less valuation allowance                                                              0
                                                                             ----------
                                                                                  3,300

Deferred tax liability arising from unrealized appreciation on investments      (12,600)

Net deferred tax liability                                                      $(9,300)

The valuation allowance of $0 did not change for the period ended June 30, 1997.

The Fund Sponsor has agreed to pay all taxes associated with the Fund's current year tax status.

                          Independent Auditor's Report

July 28, 1997

To the Shareholders and Board of Trustees
Quaker Aggressive Growth Fund
Rocky Mount, North Carolina


We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER AGGRESSIVE GROWTH FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER AGGRESSIVE GROWTH FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the results of its operations and changes in its net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997 in conformity with generally accepted accounting principles.






/s/ Goldenberg Rosenthal Friedlander, LLP

Jenkintown, Pennsylvania

                          QUAKER SMALL-CAP VALUE FUND
                    Performance Update - $25,000 Investment
                     For the period from November 25, 1996
                 (commencement of operations) to June 30, 1997

------------------------------------------
              Quaker
              Small-Cap
              Value
              Fund         Russell 2000
------------------------------------------
11/25/96      25000        25000
11/30/96      24925        25308
12/31/96      24893        25958
1/31/97       25818        26472
2/28/97       26018        25831
3/31/97       25043        24620
4/30/97       25593        24681
5/31/97       28270        27433
6/30/97       30087        28598

Total Return

-------------------------------
  Commencement of operations
       through 6/30/97
-------------------------------

            20.35%

-------------------------------


The graph assumes an initial $25,000 investment at November 25, 1996. All dividends and distributions are reinvested.

At June 30, 1997, the Fund would have grown to $30,087 - total investment return of 20.35% since November 25, 1996.

At June 30, 1997, a similar investment in the Russell 2000 Index would have grown to $28,598 - total investment return of 14.39% since November 25, 1996.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                                  July 31, 1997


Dear Shareholder:

The Quaker Family of Funds reached the end of its first fiscal year on June 30, 1997. Substantial progress was achieved during this initial business period. Each of the six mutual funds in the Quaker Family opened for business on November 25, 1996. Since then, many new investors have joined the Quaker Family and the assets under management are growing steadily.

Our management philosophy remains very straightforward. We have chosen seasoned investment professionals to manage each of the Quaker Funds. Each manager has a clearly defined investment strategy unique to a particular mutual fund, and will stick with that discipline in the future. The fees paid by our investors have been set at competitive levels, and we will make every effort to reduce them as assets grow in the future. And most important of all, we are dedicated to providing each of our shareholders with quality service at all times.

Financial markets have been very favorable during the life of the Quaker Family of Funds. Domestic equity markets have shown particular strength during the first half of 1997, while fixed income results have been modestly positive. The Quaker Small-Cap Value Fund, managed by Ted Aronson of Aronson + Partners, has outperformed the Russell 2000 Index from the inception of the Fund on November 25, 1996 through June 30, 1997. During that period, the Fund returned 20.4% while the Index grew by 14.4%. For three months ending with June, the Fund returned 20.2% compared with 16.2% for the Index.

We appreciate your investment in the Quaker Family of Funds and we will work hard to earn your continued support.


Sincerely,


/s/ Peter F. Waitneight
Peter F. Waitneight
President

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.60%

   Aerospace & Defense - 0.77%
      AAR Corporation                              100                 $3,231
      Thiokol Corporation                          100                  7,000
                                                   ---                  -----
                                                                       10,231
   Auto Parts - Original Equipment - 1.69%
      Arvin Industries, Inc.                       300                  8,175
      Borg-Warner Automotive, Inc.                 100                  5,406
      Excel Industries, Inc.                       200                  3,925
      Mark IV Industries, Inc.                     210                  5,040
                                                   ---                  -----
                                                                       22,546
   Auto Parts - Replacement Equipment - 1.35%
      Exide Corporation                            500                 10,969
      Timken Company                               200                  7,050
                                                   ---                  -----
                                                                       18,019
   Auto & Trucks - 1.47%
   (a)Navistar International Corporation           600                 10,350
      PACCAR Inc.                                  200                  9,287
                                                   ---                  -----
                                                                       19,637
   Brewery - 0.79%
      Adolph Coors Company                         400                 10,650

   Building Materials - 1.98%
      Lone Star Industries, Inc.                   100                  4,531
      Southdown, Inc.                              200                  8,725
      Texas Industries, Inc.                       200                  5,312
      Vulcan Materials Company                     100                  7,850
                                                   ---                  -----
                                                                       26,418
   Chemicals - 1.64%
      Lyondell Petrochemical Company               300                  6,544
      The Geon Company                             500                 10,125
      Wellman, Inc.                                300                  5,212
                                                   ---                  -----
                                                                       21,881
   Computers - 4.16%
   (a)Applied Magnetics Corporation                100                  2,262
   (a)Data General Corporation                     200                  5,200
   (a)Exabyte Corporation                          600                  7,687
   (a)Hutchinson Technology, Inc.                  300                  7,312
   (a)Quantum Corporation                          400                  8,150
   (a)Read-Rite Corporation                        300                  6,262
   (a)Tandem Computers, Inc.                       300                  6,075
   (a)Western Digital Corporation                  400                 12,650
                                                   ---                 ------
                                                                       55,598

                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Computer Software & Services - 1.33%
      Comdisco, Inc.                               300                 $7,800
   (a)Stratus Computer, Inc.                       200                 10,000
                                                   ---                 ------
                                                                       17,800
   Cosmetics & Personal Care - 0.91%
      Herbalife International, Inc.                400                  6,500
   (a)NBTY, Inc.                                   200                  5,600
                                                   ---                  -----
                                                                       12,100
   Electronics - 0.65%
   (a)SCI Systems, Inc.                            100                  6,100
   (a)Tracor, Inc.                                 100                  2,512
                                                   ---                  -----
                                                                        8,612
   Electronics - Semiconductor - 1.31%
   (a)Fusion Systems Corporation                   100                  3,956
   (a)Novellus Systems, Inc.                       100                  8,650
   (a)Oak Technology, Inc.                         500                  4,875
                                                   ---                  -----
                                                                       17,481
   Engineering & Construction - 0.69%
   (a)Grupo Tribasa, S.A. de C.V.                1,700                  9,138

   Entertainment - 0.73%
   (a)Carmike Cinemas, Inc.                        200                  6,525
   (a)GTECH Holdings Corporation                   100                  3,225
                                                   ---                  -----
                                                                        9,750
   Financial - Banks, Commercial - 0.92%
      AmSouth Bancorporation                       200                  7,600
      Pacific Century Financial Corporation        100                  4,625
                                                   ---                  -----
                                                                       12,225
   Financial - Savings/Loans/Thrift - 3.51%
      Astoria Financial Corporation                200                  9,500
      Commercial Federal Corporation               150                  5,587
      Countrywide Credit Industries, Inc.          200                  6,212
   (a)Imperial Credit Industries, Inc.             300                  6,169
      ONBANCorp, Inc.                              200                 10,200
      Webster Financial Corporation                200                  9,100
                                                   ---                  -----
                                                                       46,768
   Financial - Securities Brokers - 2.65%
      Donaldson, Lufkin & Jenrette, Inc.           200                 11,950
      Edwards (A.G.), Inc.                         200                  8,625
      Interra Financial, Inc.                      100                  4,244
      Paine Webber Group Inc.                      300                 10,500
                                                   ---                 ------
                                                                       35,319

                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997
--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Financial Services - 3.37%
      Aames Financial Corporation                  500                 $9,250
      AMBAC, Inc.                                  100                  7,787
   (a)AMRESCO, Inc.                                500                 10,750
   (a)First Merchants Acceptance Corporation       300                  1,462
      North American Mortgage Company              300                  7,125
      The Money Store, Inc.                        300                  8,606
                                                   ---                  -----
                                                                       44,980
   Food - Processing - 1.34%
      Interstate Bakeries Corporation              200                 11,850
   (a)Smithfield Foods, Inc.                       100                  6,150
                                                   ---                  -----
                                                                       18,000
   Food - Wholesale - 1.66%
      Dean Foods Company                           200                  8,075
      Fleming Companies, Inc.                      400                  7,200
      SUPERVALU, INC.                              200                  6,900
                                                   ---                  -----
                                                                       22,175
   Forest Products & Paper - 0.25%
      Chesapeake Corporation                       100                  3,375

   Holding Companies - Diversified - 0.98%
   (a)Anixter International Inc.                   400                  6,950
      Old Republic International Corporation       200                  6,063
                                                   ---                  -----
                                                                       13,013
   Homebuilders - 2.74%
      Centex Corporation                           200                  8,212
   (a)Champion Enterprises, Inc.                   100                  1,475
      Continental Homes Holding Corporation        300                  5,287
      Del Webb Corporation                         200                  3,250
      Pulte Corporation                            300                 10,369
   (a)U.S. Home Corporation                        300                  7,969
                                                   ---                  -----
                                                                       36,562
   Household Products & Housewares - 1.70%
   (a)Furniture Brands International, Inc.         400                  7,750
      Haverty Furniture Company, Inc.              200                  2,500
   (a)Mohawk Industries, Inc.                      400                  9,100
      Stanhome, Inc.                               100                  3,287
                                                   ---                  -----
                                                                       22,637
   Insurance - Life & Health - 0.64%
      Washington National Corporation              300                  8,550



                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997
--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Insurance - Multiline - 3.04%
      Allmerica Financial Corporation              300                $11,925
      American Bankers Insurance Group, In         100                  6,325
      American Financial Group, Inc.               200                  8,488
      American National Insurance Company          100                  8,925
      Horace Mann Educators Corporation            100                  4,900
                                                   ---                  -----
                                                                       40,563

   Insurance - Property & Casualty - 7.24%
      Everest Reinsurance Holdings, Inc.           300                 11,888
      Fremont General Corporation                  200                  8,050
      NAC Re Corp.                                 200                  9,675
      Ohio Casualty Corporation                    200                  8,800
      Orion Capital Corporation                    100                  7,375
      PartnerRe Ltd.                               300                 11,438
      PXRE Corporation                             100                  3,100
      Reliance Group Holdings, Inc.                800                  9,500
      TIG Holdings, Inc.                           200                  6,250
      Vesta Insurance Group, Inc.                  200                  8,650
      W. R. Berkley Corporation                    200                 11,775
                                                   ---                 ------
                                                                       96,501
   Iron & Steel - 2.84%
   (a)Bethlehem Steel Corporation                  800                  8,350
      Inland Steel Industries, Inc.                400                 10,450
      LTV Corporation                              600                  8,550
      USX-US Steel Group, Inc.                     300                 10,519
                                                   ---                 ------
                                                                       37,869
   Lodging - 0.43%
   (a)Primadonna Resorts, Inc.                     300                  5,794

   Machine - Construction & Mining - 1.06%
      Cummins Engine Company, Inc.                 200                 14,113

   Machine - Diversified - 0.68%
      Gleason Corporation                          200                  9,100

   Medical - Hospital Management & Service - 6.66%
   (a)Beverly Enterprises, Inc.                    600                  9,750
   (a)Foundation Health Systems, Inc.              200                  6,063
   (a)GranCare, Inc.                             1,100                 11,825
   (a)Horizon/CMS Healthcare Corporation           500                 10,031
                                                   ---                 ------
      Integrated Health Services, Inc.             300                 11,550

                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Medical - Hospital Management & Service - (Continued)
   (a)Living Centers of America, Inc.              300                $11,850
   (a)NovaCare, Inc.                               300                  4,163
   (a)PacifiCare Health Systems, Inc.               35                  2,236
   (a)RoTech Medical Coporation                    400                  8,025
   (a)Sun Healthcare Group, Inc.                   200                  4,163
   (a)Wellpoint Health Networks, Inc.              200                  9,175
                                                   ---                  -----
                                                                       88,831
   Medical Supplies - 1.37%
      Bergen Brunswig Corporation                  375                 10,500
      McKesson Corporation                         100                  7,750
                                                   ---                  -----
                                                                       18,250
   Metals - Diversified - 2.08%
      AK Steel Holding Corporation                 200                  8,812
      Asarco, Inc.                                 300                  9,187
      Cyprus Amax Minerals Company                 400                  9,800
                                                   ---                  -----
                                                                       27,799
   Metal Fabrication & Hardware - 1.08%
      Amcast Industrial Corporation                200                  5,000
      Commercial Metals Company                    100                  3,225
      Quanex Corporation                           200                  6,113
                                                   ---                  -----
                                                                       14,338
   Miscellaneous - Manufacturing - 2.65%
      Aeroquip-Vickers Inc.                        200                  9,725
      Dexter Corporation                           200                  6,400
      NACCO Industries, Inc.                       200                 11,288
   (a)Vitro SA                                     700                  7,875
                                                   ---                  -----
                                                                       35,288
   Office & Business Equipment - 0.54%
      Herman Miller, Inc.                          200                  7,200

   Oil & Gas - Domestic - 1.84%
      Sun Company, Inc.                            200                  6,200
   (a)Tesoro Petroleum Corporation                 500                  7,406
      Valero Energy Corporation                    300                 10,875
                                                   ---                 ------
                                                                       24,481
   Oil & Gas - Equipment & Services - 1.60%
      ONEOK Inc.                                   200                  6,438
   (a)SEACOR SMIT Inc.                             200                 10,462
      Tidewater, Inc.                              100                  4,400
                                                   ---                  -----
                                                                       21,300


                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997
--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Oil & Gas - Exploration - 2.84%
   (a)Oryx Energy Company                          200                 $4,225
      Parker & Parsley Petroleum Company           200                  7,075
      Pennzoil Company                             200                 15,475
   (a)Santa Fe Energy Resources, Inc.              200                  2,938
      Snyder Oil Corporation                       100                  1,838
      Union Texas Petroleum Holdings, Inc.         300                  6,263
                                                   ---                  -----
                                                                       37,814
   Packaging & Containers - 0.70%
   (a)Owens-Illinois, Inc.                         300                  9,300

   Publishing - Printing - 0.27%
   (a)Devon Group, Inc.                            100                  3,575

   Restaurants & Food Service - 1.31%
   (a)Foodmaker, Inc.                              600                  9,825
   (a)Ryan's Family Steak Houses, Inc.             900                  7,706
                                                   ---                  -----
                                                                       17,531
   Retail - Apparel - 2.27%
      Brown Group, Inc.                            300                  5,606
   (a)Genesco Inc.                                 400                  5,650
      Lands' End, Inc.                             200                  5,900
      Ross Stores, Inc.                            400                 13,075
                                                   ---                 ------
                                                                       30,231
   Retail - Department Stores - 2.75%
   (a)Carson Pirie Scott & Company                 200                  6,350
   (a)Fred Meyer, Inc.                             200                 10,338
   (a)Proffitt's, Inc.                             200                  8,775
   (a)Woolworth Corporation                        300                  7,200
   (a)Zale Corporation                             200                  3,963
                                                   ---                  -----
                                                                       36,626
   Retail - General Merchandise - 1.04%
   (a)Best Buy Company, Inc.                       700                 10,412
      Fingerhut Companies, Inc.                    200                  3,488
                                                   ---                  -----
                                                                       13,900
   Retail - Grocery - 1.21%
   (a)Smith's Food & Drug Centers, Inc.            200                 10,725
      The Great Atlantic & Pacific Tea Com         200                  5,438
                                                   ---                  -----
                                                                       16,163




                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Retail - Specialty Line - 0.36%
      Fisher Scientific International              100                 $4,750

   Telecommunications - 1.56%
      Century Telephone Enterprises, Inc.          100                  3,369
      Koor Industries Limited                      400                  7,050
   (a)U.S. Long Distance Corporation               600                 10,350
                                                   ---                 ------
                                                                       20,769
   Technology - 0.69%
   (a)MicroAge, Inc.                               500                  9,188

   Tobacco - 1.51%
      DIMON, Inc.                                  400                 10,600
      Universal Corporation                        300                  9,525
                                                   ---                  -----
                                                                       20,125
   Transportation - Air - 1.27%
      Airborne Freight Corporation                 100                  4,186
   (a)America West Holdings Corporation            400                  5,800
   (a)Continental Airlines, Inc.                   200                  6,987
                                                   ---                  -----
                                                                       16,973
   Transportation - Miscellaneous - 0.34%
      Sea Containers, Ltd.                         200                  4,525

   Trucking & Leasing - 0.50%
   (a)Yellow Corporation                           300                  6,713

   Utilities - Electric - 4.98%
      Centerior Energy Corporation                 700                  7,831
      Central Maine Power Company                  600                  7,425
      Commonwealth Energy System                   200                  4,837
      Illinova Corporation                         200                  4,400
      Long Island Lighting Company                 200                  4,600
      New York State Electric & Gas Corpor         500                 10,438
      Pinnacel West Capital Corporation            100                  3,006
      Public Service Company of New Mexico         500                  8,938
      United Illuminating Company                  200                  6,175
      UtiliCorp United, Inc.                       300                  8,719
                                                   ---                  -----
                                                                       66,369
   Utilities - Gas - 0.41%
      Westcoast Energy, Inc.                       300                  5,456



                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Wholesale - Special Line - 1.25%
      Bindley Western Industries, Inc.             100                 $2,294
   (a)InaCom Corp.                                 300                  9,338
   (a)Perrigo Company                              400                  5,000
                                                   ---                  -----
                                                                       16,632

      Total Common Stocks (Cost $1,136,658)                         1,301,532
                                                                    ---------
INVESTMENT COMPANY  - 2.18%

   Evergreen Money Market Treasury
   Institutional Money Market Fund
   Institutional Service Shares                 17,828                 17,828

   S & P Mid-Cap 400 Depositary Receipts           200                 11,228
                 ---                               ---                 ------

      Total Investment Company (Cost $28,957)                          29,056
                                                                       ------

Total Value of Investments (Cost $ 1,165,615 (b))         99.78%    1,330,588
Other Assets Less Liabilities                              0.22%        2,885
                                                           ----         -----
   Net Assets                                            100.00%   $1,333,473
                                                         ======    ==========




(a)  Non-income producing investment.

(b) Aggregate cost for financial reporting and federal income tax purposes is appreciation (depreciation) of investments for financial reporting and fed is as follows:


      Unrealized appreciation                                        $180,749
      Unrealized depreciation                                         (15,776)
                                                                      -------
               Net unrealized appreciation                           $164,973
                                                                     ========








See accompanying notes to financial statements

                          QUAKER SMALL-CAP VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 1997


ASSETS
   Investments, at value (cost $1,165,615) .......................    $1,330,588
   Income receivable .............................................         1,154
   Receivable for investments sold ...............................         9,360
   Prepaid expenses ..............................................           231
   Deferred organization expenses, net (notes 2 and 4) ...........        29,289
                                                                      ----------
      Total assets ...............................................     1,370,622
                                                                      ----------
LIABILITIES
   Accrued expenses ..............................................         9,585
   Payable for investment purchases ..............................        11,129
   Due to fund sponsor (note 3) ..................................         9,006
   Disbursements in excess of cash on demand deposit .............         7,429
                                                                      ----------
      Total liabilities ..........................................        37,149
                                                                      ----------
NET ASSETS
   (applicable to 115,660 shares outstanding; unlimited
   shares of $ 0.01 par value beneficial interest authorized) ....    $1,333,473
                                                                      ==========
NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($1,333,473 /115,660 shares) .................................         $11.53
                                                                      ==========

NET ASSETS CONSIST OF
   Paid-in capital ...............................................    $1,168,351
   Undistributed net investment income ...........................           149
   Net unrealized appreciation on investments ....................       164,973
                                                                      ----------
                                                                      $1,333,473
                                                                      ==========



















See accompanying notes to financial statements

                           QUAKER SMALL-CAP VALUE FUND

                             STATEMENT OF OPERATIONS

                          Period from November 25, 1996
                         (commencement of operations) to
                                  June 30, 1997


INVESTMENT INCOME
   Income
      Interest ...................................................    $   1,046
      Dividends ..................................................        7,511
                                                                      ----------
         Total income ............................................        8,557
                                                                      ----------
   Expenses
      Investment advisory fees (note 2) ..........................        4,183
      Fund administration fees (note 2) ..........................          976
      Custody fees ...............................................        6,030
      Registration and filing administration fees (note 2) .......          758
      Fund accounting fees (note 2) ..............................       14,600
      Audit fees .................................................        4,500
      Legal fees .................................................        2,778
      Securities pricing fees ....................................        7,283
      Shareholder servicing fees (note 3) ........................        1,394
      Shareholder recordkeeping fees (note 2) ....................        3,604
      Shareholder servicing expenses .............................        1,244
      Registration and filing expenses ...........................        1,017
      Printing expenses ..........................................        1,924
      Amortization of deferred organization expenses (note 4) ....        4,035
      Trustee fees and meeting expenses ..........................          269
      Other operating expenses ...................................        3,958
                                                                      ----------
         Total expenses ..........................................       58,553
                                                                      ----------
         Less:
            Expense reimbursements (note 3) ......................      (37,354)
            Investment advisory fees waived (note 2) .............       (4,183)
            Fund administration fees waived (note 2) .............       (8,295)
            Shareholder servicing fees waived (note 3) ...........       (1,394)
                                                                      ----------
         Net expenses ............................................        7,327
                                                                      ----------
            Net investment income ................................        1,230
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions ................       54,417
   Increase in unrealized appreciation on investments ............      164,973
                                                                      ----------
      Net realized and unrealized gain on investments ............      219,390
                                                                      ----------
         Net increase in net assets resulting from operations ....    $ 220,620
                                                                      ==========

See accompanying notes to financial statements

                               QUAKER SMALL-CAP VALUE FUND

                            STATEMENT OF CHANGES IN NET ASSETS

                              Period from November 25, 1996
                             (commencement of operations) to
                                      June 30, 1997

INCREASE IN NET ASSETS
  Operations
     Net investment income ................................................        $1,230
     Net realized gain from investment transactions .......................        54,417
     Increase in unrealized appreciation on investments ...................       164,973
                                                                                ---------
        Net increase in net assets resulting from operations ..............       220,620
                                                                                ---------
  Distributions to shareholders from
     Net investment income ................................................        (1,081)
     Net realized gain from investment transactions .......................       (54,417)
                                                                                ---------
        Decrease in net assets resulting from distributions ...............       (55,498)
                                                                                ---------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) .     1,168,351
                                                                                ---------
           Total increase in net assets ...................................     1,333,473

NET ASSETS

  Beginning of period .....................................................             0
                                                                                ---------
  End of period (including undistributed net investment income ............    $1,333,473
            of $149)                                                            =========


(a) A summary of capital share activity follows:

                                                                  -----------------------
                                                                    Shares          Value
                                                                  -----------------------
Shares sold .............................................          110,840     $1,112,853
Shares issued for reinvestment of distributions .........            4,820         55,498
                                                                   -------    -----------
  Net increase ..........................................          115,660     $1,168,351
                                                                   =======    ===========









See accompanying notes to financial statements

                          QUAKER SMALL-CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997



Net asset value, beginning of period .........................   $10.00
                                                                 ------
   Income from investment operations
      Net investment income ..................................     0.01
      Net realized and unrealized gain on investments ........     2.02
                                                                 ------
         Total from investment operations ....................     2.03
                                                                 ------
   Distributions to shareholders from
      Net investment income ..................................    (0.01)
      Net realized gain from investment transactions .........    (0.49)
                                                                 ------
         Total distributions .................................    (0.50)
                                                                 ------
Net asset value, end of period ...............................   $11.53
                                                                 ======

Total return .................................................    20.35 % (c)
                                                                 ======

Ratios/supplemental data

   Net assets, end of period ................................$1,333,473
                                                             ==========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees ..........   10.50 % (a)
      After expense reimbursements and waived fees ...........    1.31 % (a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees ..........   (8.96)% (a)
      After expense reimbursements and waived fees ...........    0.22 % (a)


   Portfolio turnover rate ...................................   90.63 %

   Average broker commissions per share ......................   $0.0453 (b)

(a)  Annualized.

(b) Represents total commission paid on portfolio securities divided by total portfolio commissions were charged.

(c)Aggregate total return, not annualized.


See accompanying notes to financial statements

                           QUAKER SMALL-CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Small-Cap Value Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Due to a concentration of shareholders at June 30, 1997 the Fund is subject to the provisions of the Internal Revenue Code applicable to personal holding companies.

     Net investment income (loss) and net realized gains (losses) may differ for financial statements and tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                           QUAKER SMALL-CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Aronson + Partners (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $4,183 for the period ended June 30, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $8,295 ($ 0.09 per share) for the period ended June 30, 1997.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended June 30, 1997.

Certain Trustees and officers of the Trust are also officers of the Advisor, Quaker Securities, Inc. (the "Distributor") or the Administrator.

                           QUAKER SMALL-CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc., (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $1,394 and has reimbursed expenses totaling $37,354 for the period ended June 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $1,916,760 and $819,890 respectively, for the period ended June 30, 1997.

                          Independent Auditor's Report

July 28, 1997

To the Shareholders and Board of Trustees
Quaker Small-Cap Value Fund
Rocky Mount, North Carolina


We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER SMALL-CAP VALUE FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER SMALL-CAP VALUE FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the results of its operations and changes in its net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997 in conformity with generally accepted accounting principles.







/s/ Goldenberg Rosenthal Friedlander, LLP

Jenkintown, Pennsylvania

                      QUAKER SECTOR ALLOCATION EQUITY FUND
                    Performance Update - $25,000 Investment
                     For the period from November 25, 1996
                 (commencement of operations) to June 30, 1997

----------------------------------------------------------------
                 Quaker
                 Sector
                 Allocation            S&P 500
----------------------------------------------------------------
11/25/96         25000                 25000
11/30/96         25025                 24943
12/31/96         24650                 24515
1/31/97          25402                 26047
2/28/97          24048                 26251
3/31/97          23446                 25173
4/30/97          24450                 26675
5/31/97          26004                 28299
6/30/97          26628                 29639


This graph depicts the performance of the Quaker Sector Allocation Equity Fund versus the S & P 500 Total Return Index. It is important to note that the Quaker Sector Allocation Equity Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Total Return

-------------------------------
  Commencement of operations
       through 6/30/97
-------------------------------

            6.51%

-------------------------------


The graph assumes an initial $25,000 investment at November 25, 1996. All dividends and distributions are reinvested.

At June 30, 1997, the Fund would have grown to $26,628 - total investment return of 6.51% since November 25, 1996.

At June 30, 1997, a similar investment in the S & P 500 Total Return Index would have grown to $29,639 - total investment return of 18.56% since November 25, 1996.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                                  July 31, 1997


Dear Shareholder:

The Quaker Family of Funds reached the end of its first fiscal year on June 30, 1997. Substantial progress was achieved during this initial business period. Each of the six mutual funds in the Quaker Family opened for business on November 25, 1996. Since then, many new investors have joined the Quaker Family and the assets under management are growing steadily.

Our management philosophy remains very straightforward. We have chosen seasoned investment professionals to manage each of the Quaker Funds. Each manager has a clearly defined investment strategy unique to a particular mutual fund, and will stick with that discipline in the future. The fees paid by our investors have been set at competitive levels, and we will make every effort to reduce them as assets grow in the future. And most important of all, we are dedicated to providing each of our shareholders with quality service at all times.

Financial markets have been very favorable during the life of the Quaker Family of Funds. Domestic equity markets have shown particular strength during the first half of 1997, while fixed income results have been modestly positive. The Quaker Sector Allocation Equity Fund, managed by Charlie Knott, of Logan Capital Management, has not fully participated in the rise of the market from the inception of the Fund on November 25, 1996 through June 30, 1997. During that period, the Fund returned 6.5% while the S&P 500 Index grew by 18.6%. For three months ending with June, the Fund returned 13.6% compared with 17.7% for the Index. But during the first quarter of 1997, a commitment to oil and gas stocks and real estate investment trusts did not produce positive results.


We appreciate your investment in the Quaker Family of Funds and we will work hard to earn your continued support.


Sincerely,


/s/ Peter F. Waitneight
Peter F. Waitneight
President

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.96%

   Aerospace & Defense - 2.07%
      The Boeing Company                          415                 $22,021

   Agriculture - 2.27%
      Deere & Company                             440                  24,145

   Building Materials - 2.57%
   (a)NCI Building Systems, Inc.                  845                  27,357

   Chemicals - 4.38%
      E .I. du Pont de Nemours and Company        740                  46,528

   Computers - 2.63%
   (a)Sun Microsystems, Inc.                      750                  27,914

   Computer Software & Services - 13.27%
      Computer Associates International, Inc.     724                  40,318
   (a)Microsoft Corporation                       558                  70,517
   (a)Oracle Corporation                          600                  30,225
                                                  ---                  ------
                                                                      141,060
   Electronics - Semiconductor - 2.60%
      Intel Corporation                           195                  27,653

   Financial - Banks, Commercial - 6.13%
      Barnett Banks, Inc.                         500                  26,250
      The Money Store, Inc.                     1,355                  38,872
                                                -----                  ------
                                                                       65,122
   Financial - Banks, Money Center - 3.23%
      Citicorp                                    285                  34,360

   Financial Services - 6.17%
      Fannie Mae                                  520                  22,685
      SunAmerica, Inc.                            880                  42,900
                                                  ---                  ------
                                                                       65,585
   Foreign Securities - 4.08%
      SmithKline Beecham Plc - ADR                473                  43,339

   Insurance - Property & Casualty - 2.23%
      Reliance Group Holdings, Inc.             2,000                  23,750




                                                                  (Continued)

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Medical - Biotechnology - 3.42%
   (a)Amgen, Inc.                                 625                 $36,328

   Oil & Gas - Domestic - 0.47%
      Pennzoil Company                             65                   4,956

   Oil & Gas - Exploration - 12.36%
      Anadarko Petroleum Corporation              461                  27,660
      Apache Corporation                          845                  27,463
      Chesapeake Energy Corporation             1,950                  19,134
   (a)Oryx Energy Company                       1,474                  31,138
      Union Pacific Resources Group Inc.        1,042                  25,920
                                                -----                  ------
                                                                      131,315
   Pharmaceuticals - 9.78%
      American Home Products Corporation          390                  29,835
      Schering-Plough Corporation                 833                  39,984
      Warner-Lambert Company                      275                  34,169
                                                  ---                  ------
                                                                      103,988
   Real Estate Investment Trust - 13.03%
      Arden Realty Group, Inc.                  1,287                  33,462
      Boykin Lodging Company                    1,710                  40,933
      Simon DeBartolo Group, Inc.                 997                  31,904
      Sun Communities, Inc.                       955                  32,052
                                                  ---                  ------
                                                                      138,351
   Retail - Apparel - 1.92%
      Nike, Inc.                                  350                  20,431

   Retail - Department Stores - 2.35%
      Wal-Mart Stores, Inc.                       740                  25,021

Total Common Stocks (Cost $974,002)                                 1,009,224
                                                                    ---------

INVESTMENT COMPANY - 3.97%

   Evergreen Money Market Treasury
   Institutional Money Market Fund
   Institutional Service Shares                 42,213                 42,213
   (Cost $42,213)                               ------                 ------






                                                                  (Continued)

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997



Total Value of Investments (Cost $1,016,215 (b))         98.93%    $1,051,437
Other Assets Less Liabilities                             1.07%        11,396
                                                        ------     ----------
   Net Assets                                           100.00%    $1,062,833
                                                        ======     ==========



(a)  Non-income producing investment.

(b)  Aggregate  cost for financial  reporting and federal income tax purposes is
     the  same.  Unrealized  appreciation   (depreciation)  of  investments  for
     financial reporting and federal income tax purposes is as follows:


      Unrealized appreciation                                         $65,830
      Unrealized depreciation                                         (30,608)
                                                                     --------
               Net unrealized appreciation                            $35,222
                                                                     ========

   The following acronym is used throughout this portfolio:
      ADR - American Depositary Receipt























See accompanying notes to financial statements

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1997


ASSETS
   Investments, at value (cost $1,016,215) ...................   $1,051,437
   Income receivable .........................................        2,003
   Prepaid expenses ..........................................          231
   Deferred organization expenses, net (notes 2 and 4) .......       29,289
                                                                -----------
      Total assets ...........................................    1,082,960
                                                                -----------
LIABILITIES
   Accrued expenses ..........................................        7,911
   Due to fund sponsor (note 3) ..............................       12,129
   Disbursements in excess of cash on demand deposit .........           87
                                                                -----------
      Total liabilities ......................................       20,127
                                                                -----------
NET ASSETS
   (applicable to 103,384 shares outstanding; unlimited
    shares of $ 0.01 par value beneficial interest authorized)   $1,062,833
                                                                ===========
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
   ($1,062,833 / 103,384 shares) .............................       $10.28
                                                                ===========
NET ASSETS CONSIST OF
   Paid-in capital ...........................................   $1,027,610
   Undistributed net investment income .......................            1
   Net unrealized appreciation on investments ................       35,222
                                                                -----------
                                                                 $1,062,833
                                                                ===========






















See accompanying notes to financial statements

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                            STATEMENT OF OPERATIONS

                          Period from November 25, 1996
                         (commencement of operations) to
                                  June 30, 1997


INVESTMENT INCOME

   Income
      Interest ..............................................   $  1,943
      Dividends .............................................      5,057
                                                                --------
         Total income .......................................      7,000
                                                                --------
   Expenses
      Investment advisory fees (note 2) .....................      2,387
      Fund administration fees (note 2) .....................        557
      Custody fees ..........................................      2,698
      Registration and filing administration fees (note 2) ..        757
      Fund accounting fees (note 2) .........................     14,600
      Audit fees ............................................      4,500
      Legal fees ............................................      2,778
      Securities pricing fees ...............................      2,092
      Shareholder servicing fees (note 3) ...................        796
      Shareholder recordkeeping fees (note 2) ...............      3,604
      Shareholder servicing expenses ........................      1,170
      Registration and filing expenses ......................      1,017
      Printing expenses .....................................      1,894
      Amortization of deferred organization expenses (note 4)      4,035
      Trustee fees and meeting expenses .....................        269
      Other operating expenses ..............................      3,948
                                                                --------
         Total expenses .....................................     47,102
                                                                --------
         Less:
            Expense reimbursements (note 3) .................    (31,733)
            Investment advisory fees waived (note 2) ........     (2,387)
            Fund administration fees waived (note 2) ........     (7,915)
            Shareholder servicing fees waived (note 3) ......       (796)
                                                                --------
         Net expenses .......................................      4,271
                                                                --------
            Net investment income ...........................      2,729
                                                                --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions ...........     31,441
   Increase in unrealized appreciation on investments .......     35,222
                                                                --------
      Net realized and unrealized gain on investments .......     66,663
                                                                --------
         Net increase in net assets resulting from operations   $ 69,392
                                                                ========

See accompanying notes to financial statements

                            QUAKER SECTOR ALLOCATION EQUITY FUND

                             STATEMENT OF CHANGES IN NET ASSETS

                                Period from November 25, 1996
                               (commencement of operations) to
                                        June 30, 1997



INCREASE IN NET ASSETS

  Operations
     Net investment income ..............................................        $2,729
     Net realized gain from investment transactions .....................        31,441
     Increase in unrealized appreciation on investments .................        35,222
                                                                              ---------
        Net increase in net assets resulting from operations ............        69,392
                                                                              ---------
  Distributions to shareholders from
     Net investment income ..............................................        (2,728)
     Net realized gain from investment transactions .....................       (31,441)
                                                                              ---------
        Decrease in net assets resulting from distributions .............       (34,169)
                                                                              ---------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a)     1,027,610
                                                                              ---------
           Total increase in net assets .................................     1,062,833

NET ASSETS

  Beginning of period ...................................................             0
                                                                             ----------
  End of pe(including undistributed net investment income ...............    $1,062,833
            of $1)                                                           ==========


(a) A summary of capital share activity follows:

                                                                 ----------------------
                                                                  Shares          Value
                                                                 ----------------------
Shares sold .................................................    100,067       $993,528
Shares issued for reinvestment of distributions .............      3,317         34,082
                                                                 -------     ----------
  Net increase ..............................................    103,384     $1,027,610
                                                                 =======     ==========









See accompanying notes to financial statements

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997



Net asset value, beginning of period ..........................     $10.00

   Income from investment operations
      Net investment income ...................................       0.05
      Net realized and unrealized gain on investments .........       0.59

         Total from investment operations .....................       0.64

   Distributions to shareholders from
      Net investment income ...................................      (0.05)
      Net realized gain from investment transactions ..........      (0.31)

         Total distributions ..................................      (0.36)

Net asset value, end of period ................................     $10.28


Total return ..................................................       6.51 % (c)


Ratios/supplemental data

   Net assets, end of period .................................. $1,062,833

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees ...........     14.80 % (a)
      After expense reimbursements and waived fees ............      1.34 % (a)

   Ratio of net investment oincome (loss) to average net assets
      Before expense reimbursements and waived fees ...........    (12.61)% (a)
      After expense reimbursements and waived fees ............      0.85 % (a)


   Portfolio turnover rate ....................................     54.52 %

   Average broker commissions per share .......................     $0.1215 (b)

(a)  Annualized.

(b) Represents total commission paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(c)  Aggregate total return, not annualized.


See accompanying notes to financial statements

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Sector Allocation Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U. S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Due to a concentration of shareholders at June 30, 1997 the Fund is subject to the provisions of the Internal Revenue Code applicable to personal holding companies.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Logan Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $2,387 ($0.04 per share) for the period ended June 30, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $7,915 ($.15 per share) for the period ended June 30, 1997.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended June 30, 1997.

The Fund's Distributor, Quaker Securities, Inc. (the "Distributor") was paid commissions of $2,789 for purchases and sales of investments, other than short-term investments for the period ended June 30, 1997.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds Inc. (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $796 and has reimbursed expenses totaling $31,733 for the period ended June 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $1,253,091 and $310,530 respectively, for the period ended June 30, 1997.

                          Independent Auditor's Report

July 28, 1997

To the Shareholders and Board of Trustees
Quaker Sector Allocation Equity Fund
Rocky Mount, North Carolina


We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER SECTOR ALLOCATION EQUITY FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER SECTOR ALLOCATION EQUITY FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the results of its operations and changes in its net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997 in conformity with generally accepted accounting principles.






/s/ Goldenberg Rosenthal Friedlander, LLP

Jenkintown, Pennsylvania

                            QUAKER FIXED INCOME FUND
                    Performance Update - $25,000 Investment
                     For the period from November 25, 1996
                 (commencement of operations) to June 30, 1997

------------------------------------------------------
                     Quaker
                     Fixed
                     Income            Salomon BIG
------------------------------------------------------

11/25/96            25000              25000
11/30/96            25025              25103
12/31/96            24908              24882
1/31/97             24933              24977
2/28/97             24907              25005
3/31/97             24630              24753
4/30/97             24934              25106
5/31/97             25138              25248
6/30/97             25392              25646

This graph depicts the performance of the Quaker Fixed Income Fund versus the Salomon Brothers Broad Investment-Grade Index. It is important to note that the Quaker Fixed Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Total Return

-------------------------------
  Commencement of operations
       through 6/30/97
-------------------------------

            1.57%

-------------------------------

The graph assumes an initial $25,000 investment at November 25, 1996. All dividends and distributions are reinvested.

At June 30, 1997, the Fund would have grown to $25,392 - total investment return of 1.57% since November 25, 1996.

At  June  30,  1997,  a  similar   investment  in  the  Salomon  Brothers  Broad
Investment-Grade Index would have grown to $25,646 - total investment return of 2.58% since November 25, 1996.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                                  July 31, 1997


Dear Shareholder:

The Quaker Family of Funds reached the end of its first fiscal year on June 30, 1997. Substantial progress was achieved during this initial business period. Each of the six mutual funds in the Quaker Family opened for business on November 25, 1996. Since then, many new investors have joined the Quaker Family and the assets under management are growing steadily.

Our management philosophy remains very straightforward. We have chosen seasoned investment professionals to manage each of the Quaker Funds. Each manager has a clearly defined investment strategy unique to a particular mutual fund, and will stick with that discipline in the future. The fees paid by our investors have been set at competitive levels, and we will make every effort to reduce them as assets grow in the future. And most important of all, we are dedicated to providing each of our shareholders with quality service at all times.

Financial markets have been very favorable during the life of the Quaker Family of Funds. Domestic equity markets have shown particular strength during the first half of 1997, while fixed income results have been modestly positive. The Quaker Fixed Income Fund, managed by Wiley Angell of Fiduciary Asset Management, remained somewhat behind the Salomon Broad Investment Grade Index from the inception of the Fund on November 25, 1996 through June 30, 1997. During that period, the Fund returned 1.6% while the Index grew by 2.6%. For three months ending with June, the Fund returned 3.1% compared with 3.6% for the Index.

We appreciate your investment in the Quaker Family of Funds and we will work hard to earn your continued support.


Sincerely,


/s/ Peter F. Waitneight
Peter F. Waitneight
President

                                      QUAKER FIXED INCOME FUND

                                      PORTFOLIO OF INVESTMENTS

                                           June 30, 1997

----------------------------------------------------------------------------------------------------
                                                                  Interest    Maturity      Value
                                                    Principal       Rate        Date      (note 1)
----------------------------------------------------------------------------------------------------
U. S. GOVERNMENT OBLIGATIONS - 87.65%

   U. S. Treasury Bond                                $150,000       10.375%  11/15/12     $190,359
   U. S. Treasury Note                                 255,000       11.125%  08/15/03      314,447
                                                       -------                              -------

      Total U. S. Government Obligations (Cost $506,814)                                    504,806
                                                                                            -------
                                                                               Shares
INVESTMENT COMPANIES - 8.59%

   Evergreen Money Market Treasury Institutional Money
      Market Fund Institutional Service Shares                                  20,192       20,192
   Evergreen Money Market Treasury Instititutional Treasury
      Money Market Fund Institutional Service Shares                            29,273       29,273
                                                                                             ------
      Total Investment Company (Cost $49,465)                                                49,465


Total Value of Investments (Cost $556,279 (a))                                   96.24%    $554,271
Other Assets Less Liabilities                                                     3.76%      21,659
                                                                                  ----       ------
   Net Assets                                                                   100.00%    $575,930
                                                                                ======     ========

(a)  Aggregate  cost for financial  reporting and federal income tax purposes is
     the  same.  Unrealize   appreciation   (depreciation)  of  investments  for
     financial reporting and federal income tax purp is as follows:


      Unrealized appreciation                                                $0
      Unrealized depreciation                                            (2,008)
                                                                        -------
               Net unrealized depreciation                              $(2,008)
                                                                        =======









See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1997


ASSETS
   Investments, at value (cost $556,279) .........................     $554,271
   Cash ..........................................................           50
   Interest receivable ...........................................       12,820
   Deferred organization expenses, net (notes 2 and 4) ...........       29,289
                                                                      ---------
      Total assets ...............................................      596,430
                                                                      ---------
LIABILITIES
   Accrued expenses ..............................................        7,626
   Due to fund sponsor (note 3) ..................................       12,874
                                                                      ---------
      Total liabilities ..........................................       20,500
                                                                      ---------
NET ASSETS
   (applicable to 58,205 shares outstanding; unlimited
   shares of $ 0.01 par value beneficial interest authorized) ....     $575,930
                                                                      =========
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
   ($575,930 / 58,205 shares) ....................................        $9.89
                                                                      =========
NET ASSETS CONSIST OF
   Paid-in capital ...............................................     $577,929
   Undistributed net investment income ...........................            9
   Net unrealized depreciation on investments ....................       (2,008)
                                                                      ---------
                                                                       $575,930
                                                                      =========























See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                            STATEMENT OF OPERATIONS

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997


INVESTMENT INCOME

   Income
      Interest ....................................................     $14,582
                                                                      ---------
   Expenses
      Investment advisory fees (note 2) ...........................       1,153
      Fund administration fees (note 2) ...........................         448
      Custody fees ................................................       1,770
      Registration and filing administration fees (note 2) ........         733
      Fund accounting fees (note 2) ...............................      14,600
      Audit fees ..................................................       4,500
      Legal fees ..................................................       2,779
      Securities pricing fees .....................................         993
      Shareholder servicing fees (note 3) .........................         384
      Shareholder recordkeeping fees (note 2) .....................       3,604
      Shareholder servicing expenses ..............................       1,024
      Registration and filing expenses ............................         300
      Printing expenses ...........................................       1,906
      Amortization of deferred organization expenses (note 4) .....       4,035
      Trustee fees and meeting expenses ...........................         269
      Other operating expenses ....................................       3,939
                                                                      ---------
         Total expenses ...........................................      42,437
                                                                      ---------
         Less:
            Expense reimbursements (note 3) .......................     (30,723)
            Investment advisory fees waived (note 2) ..............      (1,153)
            Fund administration fees waived (note 2) ..............      (7,872)
            Shareholder servicing fees waived (note 3) ............        (384)
                                                                      ---------
         Net expenses .............................................       2,305
                                                                      ---------
            Net investment income .................................      12,277
                                                                      ---------
UNREALIZED LOSS ON INVESTMENTS

   Decrease in unrealized appreciation on investments .............      (2,008)
                                                                      ---------
         Net increase in net assets resulting from operations .....     $10,269
                                                                      =========







See accompanying notes to financial statements

                                      QUAKER FIXED INCOME FUND

                                 STATEMENT OF CHANGES IN NET ASSETS

                                   Period from November 25, 1996
                                  (commencement of operations) to
                                           June 30, 1997


INCREASE IN NET ASSETS

  Operations
     Net investment income ................................................     $12,277
     Decrease in unrealized appreciation on investments ...................      (2,008)
                                                                                -------
        Net increase in net assets resulting from operations ..............      10,269
                                                                                -------
  Distributions to shareholders from
     Net investment income ................................................     (12,268)
                                                                                -------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) .     577,929
                                                                                -------
           Total increase in net assets ...................................     575,930

NET ASSETS

  Beginning of period .....................................................           0
                                                                                -------
  End of period (including undistributed net investment income ............    $575,930
            of $9)                                                              =======


(a) A summary of capital share activity follows:

                                                                   --------------------
                                                                   Shares         Value
                                                                   --------------------
Shares sold .....................................................   56,957     $565,661
Shares issued for reinvestment of distributions .................    1,248       12,268
                                                                    ------     --------
  Net increase ..................................................   58,205     $577,929
                                                                    ======     ========












See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997


Net asset value, beginning of period ............................    $10.00

   Income from investment operations
      Net investment income .....................................      0.26
      Net realized and unrealized gain on investments ...........     (0.11)

         Total from investment operations .......................      0.15

   Distributions to shareholders from
      Net investment income .....................................     (0.26)

Net asset value, end of period ..................................     $9.89


Total return ....................................................      1.57 %(b)


Ratios/supplemental data

   Net assets, end of period ....................................  $575,930

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees .............    16.56 % (a)
      After expense reimbursements and waived fees ..............     0.90 % (a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees .............   (10.87)% (a)
      After expense reimbursements and waived fees ..............     4.79 % (a)


   Portfolio turnover rate ......................................     0.00 %



(a)  Annualized.

(b)  Aggregate total return, not annualized.









See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Fixed Income Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 3:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Due to a concentration of shareholders at June 30, 1997 the Fund is subject to the provisions of the Internal Revenue Code applicable to personal holding companies.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Bond discounts and premiums are amortized using the straight-line method on a daily basis, which does not materially vary from the yield-to-maturity method, from the date acquired through scheduled maturity. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Fiduciary Asset Management Co. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $1,153 ($0.03 per share) for the period ended June 30, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $7,872 ($.18 per share) for the period ended June 30, 1997.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended June 30, 1997.

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc. (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.15% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $384 and has reimbursed expenses totaling $30,723 for the period ended June 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $512,020 and $0, respectively, for the period ended June 30, 1997.

                          Independent Auditor's Report

July 28, 1997

To the Shareholders and Board of Trustees
Quaker Fixed Income Fund
Rocky Mount, North Carolina


We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER FIXED INCOME FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER FIXED INCOME FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the results of its operations and changes in its net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997 in conformity with generally accepted accounting principles.






/s/ Goldenberg Rosenthal Friedlander, LLP

Jenkintown, Pennsylvania